Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Accounts Receivable

Accounts Receivable
($ millions)	December 31, 2017	December 31, 2016
Trade receivables	1,170	1,019
Allowance for doubtful accounts	(34)	(32)
Derivatives due within one year	17	9
Other	33	40
End of year	1,186	1,036